As filed with the Securities and Exchange Commission on March 18, 2020
1933 Act Registration No. 333-122847
1940 Act Registration No. 811-21715
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	72	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	74	[ X ]

 (Check appropriate box or boxes)
_________________________________
Neuberger Berman Alternative Funds
 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b)
on ____________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds which was filed with the Securities and Exchange Commission on February 26, 2020, in Post-Effective Amendment No. 71 to the Registrant’s registration statement:
Institutional Class shares of Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Commodity Strategy Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Multi-Style Premia Fund, and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund.

Class A shares of Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Commodity Strategy Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Multi-Style Premia Fund, and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund.

Class C shares of Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Commodity Strategy Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Multi-Style Premia Fund, and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund.

Class R6 shares of Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Multi-Style Premia Fund, and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 72 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 17th day of March, 2020.

NEUBERGER BERMAN ALTERNATIVE FUNDS
By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

          Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 72 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Joseph V. Amato	President, Chief Executive Officer and Trustee	March 17, 2020
Joseph V. Amato
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	March 17, 2020
John M. McGovern
/s/ Robert Conti	Trustee	March 17, 2020
Robert Conti*
/s/ Michael J. Cosgrove	Trustee	March 17, 2020
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	March 17, 2020
Marc Gary*
/s/ Martha C. Goss	Trustee	March 17, 2020
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	March 17, 2020
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	March 17, 2020
Deborah C. McLean*
/s/ George W. Morriss	Trustee	March 17, 2020
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	March 17, 2020
Tom D. Seip*
/s/James G. Stavridis	Trustee	March 17, 2020
James G. Stavridis*
/s/ Candace L. Straight	Trustee	March 17, 2020
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	March 17, 2020
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on March 17, 2020, pursuant to a power of attorney filed with Post-Effective Amendment No. 210 to the Neuberger Berman Equity Funds’ Registration Statement on Form N-1A, File Nos. 002-11357 and 811-582, on October 5, 2018.

SIGNATURES

Neuberger Berman Cayman Commodity Fund I Ltd. has duly caused this Amendment to the Registration Statement for Neuberger Berman Commodity Strategy Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates to Neuberger Berman Cayman Commodity Fund I Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 17th day of March, 2020.

NEUBERGER BERMAN CAYMAN COMMODITY FUND I LTD.
By:	/s/ Robert Conti
Name:	Robert Conti*
Title:	Director

This Registration Statement of Neuberger Berman Commodity Strategy Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates Neuberger Berman Cayman Commodity Fund I Ltd., has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	Director, Neuberger Berman Cayman Commodity Fund I Ltd.	March 17, 2020

Robert Conti*

/s/ George W. Morriss	Director, Neuberger Berman Cayman Commodity Fund I Ltd.	March 17, 2020

George W. Morriss*

*Signatures affixed by Franklin H. Na on March 17, 2020, pursuant to a power of attorney filed with Post- Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715, on February 25, 2019.

SIGNATURES

Neuberger Berman Cayman ARMM Fund I Ltd. has duly caused this Amendment to the Registration Statement for Neuberger Berman Absolute Return Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates to Neuberger Berman Cayman ARMM Fund I Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 17th day of March, 2020.

NEUBERGER BERMAN CAYMAN ARMM FUND I LTD.
By:	/s/ Robert Conti
Name:	Robert Conti*
Title:	Director

This Registration Statement of Neuberger Berman Absolute Return Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates Neuberger Berman Cayman ARMM Fund I Ltd., has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	Director, Neuberger Berman Cayman ARMM Fund I Ltd.	March 17, 2020

Robert Conti*

/s/ George W. Morriss	Director, Neuberger Berman Cayman ARMM Fund I Ltd.	March 17, 2020

George W. Morriss*

*Signatures affixed by Franklin H. Na on March 17, 2020, pursuant to a power of attorney filed with Post- Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715, on February 25, 2019.

SIGNATURES

Neuberger Berman Cayman MSP Fund I Ltd. has duly caused this Amendment to the Registration Statement for Neuberger Berman Multi-Style Premia Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates to Neuberger Berman Cayman MSP Fund I Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 17th day of March, 2020.

NEUBERGER BERMAN CAYMAN MSP FUND I LTD.
By:	/s/ Robert Conti
Name:	Robert Conti*
Title:	Director

This Registration Statement of Neuberger Berman Multi-Style Premia Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates Neuberger Berman Cayman MSP Fund I Ltd., has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	Director, Neuberger Berman Cayman MSP Fund I Ltd.	March 17, 2020

Robert Conti*

/s/ George W. Morris	Director, Neuberger Berman Cayman MSP Fund I Ltd.	March 17, 2020

George W. Morriss*

*Signatures affixed by Franklin H. Na on March 17, 2020, pursuant to a power of attorney filed with Post- Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715, on February 25, 2019.

NEUBERGER BERMAN ALTERNATIVE FUNDS
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase